Offerings - Offering: 1	Oct. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 264,330,416.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 36,504.03
Offering Note	Note 1a. Calculated solely for the purpose of determining the filing fee in accordance with Rule 0-11(b)(1) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The filing fee is calculated based on the sum of (a) the aggregate cash payment of US$0.625 per share for the 421,778,109 issued and outstanding ordinary shares of the issuer (including shares represented by ADSs) subject to the proposed merger of Mobile Charging Merger Limited with and into the issuer, and (b) the product of 1,169,266 ordinary shares issuable under the outstanding and unexercised options that will be cashed out in connection with the proposed merger multiplied by US$0.615 per share (which is the difference between the US$0.625 per share merger consideration and the exercise price of US$0.01 per share of such options) ((a) and (b) together, the "Transaction Valuation"). Note 1b. The amount of the filing fee calculated in accordance with the Exchange Act equals US$138.10 for each US$1,000,000 of transaction value. The filing fee was calculated in accordance with Rule 0-11 under the Exchange Act.